Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esquire
202.419.8429
phong@stradley.com

July 28, 2017

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended, (the "1933 Act"), submitted electronically for filing via EDGAR, enclosed please find a registration statement on Form N-14 (the "Registration Statement") of Nationwide Mutual Funds (the "Registrant"). The Registration Statement is being filed to register Class A and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Inflation-Protected Securities Fund, a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will automatically become effective on August 27, 2017.

The Nationwide Inflation-Protected Securities Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act.  Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Jessica D. Burt, Esquire at (202) 419-8409.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong, Esquire

cc:	Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership